Cover Page Cover Page	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	CINCINNATI FINANCIAL CORP
Entity Incorporation, State or Country Code	OH
Entity File Number	0-4604
Entity Tax Identification Number	31-0746871
Entity Address, Address Line One	6200 S. Gilmore Road
Entity Address, City or Town	Fairfield,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45014‑5141
City Area Code	513
Local Phone Number	870-2000
Title of 12(b) Security	Common stock
Trading Symbol	CINF
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000020286
Amendment Flag	false